Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous Assets [Abstract]
Summary of Other Assets

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Spare parts	$2,156	$2,836
Refundable deposits	2,009	1,971
Other financial assets	1,000	1,000
Others	2,450	2,035
	$7,615	$7,842
Current
Spare parts	$2,156	$2,836
Others	193	143
	$2,349	$2,979
Noncurrent
Refundable deposits	$2,009	$1,971
Other financial assets	1,000	1,000
Others	2,257	1,892
	$5,266	$4,863